FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value
	December 31, 2016
	U.S. dollars in thousands
	Level 1	Level 2
Cash and cash equivalents -
cash deposits	$7,581
Marketable securities - debt securities	52,746
Derivatives:
Forward contracts and currency options (current liabilities) designated as hedging instruments		$(59)
Forward contracts and currency options (current assets) designated as hedging instruments		600
Currency options (current assets)		1
	$60,327	$542
	December 31, 2015
	U.S. dollars in thousands
	Level 1	Level 2
Cash and cash equivalents -
cash deposits	$21,987
Marketable securities - debt securities	37,369
Derivatives:
Forward contracts and currency options (current liabilities) designated as hedging instruments		$(42)
Currency options (current liabilities)		(3)
Forward contracts and currency options (current assets) designated as hedging instruments		417
Currency options (current assets)		6
	$59,356	$378